UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/17

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter September 30, 2017

Franklin California Tax-Free Income Fund

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Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

The six months ended September 30, 2017, benefited from mostly upbeat economic data, improved US corporate earnings and generally supportive monetary policies. The US job market continued to improve as the unemployment rate declined.

The US Federal Reserve (Fed), at its June meeting, increased its target range for the federal funds rate a quarter point to 1.00%–1.25%. Despite low inflation, the Fed made this decision amid signs of a strengthening labor market and moderately rising economic activity. It has since maintained its monetary policy stance. In September, the Fed stated that although the labor market has continued to strengthen and economic activity has been rising moderately, inflation has remained low. Additionally, the Fed believes that the recent hurricanes are unlikely to materially alter the national economy.

The 10-year US Treasury yield began the six-month period at 2.40% and declined to 2.33% at period-end. Fixed income markets, as measured by the Bloomberg Barclays US Aggregate Bond Index, posted a +2.31% total return for the six months ended September 30, 2017.1 Investment-grade municipal bonds, as measured by the

Bloomberg Barclays Municipal Bond Index, posted a +3.04% total return for the six-month period.1

Franklin California Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and discussions from the portfolio managers. On our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin California Tax-Free Income Fund

Sheila Amoroso

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of September 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Contents

Semiannual Report

Franklin California Tax-Free Income Fund	3
Performance Summary	6
Your Fund’s Expenses	8
Financial Highlights and Statement of Investments	9
Financial Statements	34
Notes to Financial Statements	37
Shareholder Information	44

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin California Tax-Free Income Fund

We are pleased to bring you Franklin California Tax-Free Income Fund’s semiannual report for the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes (for California residents) as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $7.38 on March 31, 2017, to $7.46 on September 30, 2017. The Fund’s Class A shares paid dividends totaling 13.51 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.40% based on an annualization of September’s 2.21 cent per share dividend and the maximum offering price of $7.79 on September 30, 2017. An investor in the 2017 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.91% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures

Credit Quality Composition*
9/30/17
Ratings	% of Total Investments
AAA	13.13%
AA	44.65%
A	13.32%
BBB	16.17%
Below Investment Grade	2.15%
Refunded	9.57%
Not Rated	1.01%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The municipal bond market outperformed the US Treasury market but underperformed the US stock market during the six-month period ended September 30, 2017. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +3.04% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, posted a +1.58% total return.3 US equities, as represented by the Standard & Poor’s® 500 Index, delivered a +7.71% total return for the reporting period.3

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 13.

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Municipal issuance in 2017 was $286 billion through September.4 This represents a 17% decline from the first nine months of 2016, during which time $343 billion in primary market supply was sold.4 Barclays noted that after accounting for redemptions (bonds that matured or were called out of the market), net supply stands at $7 billion thus far in 2017.5 According to Lipper’s US fund flows data, municipal bond funds continued to report inflows. Net inflows totaled approximately $1.4 billion in September, bringing year-to-date flows to $13.1 billion.6 The data indicated that inflows can be primarily attributed to money going into long-term and national municipal bond funds. Strong demand, combined with diminished bond supply, continued to be a factor in the municipal asset class.

In general, the US bond market performed well in both municipals and Treasuries as a variety of factors continued to cause demand for fixed income to soar. Investor skepticism about the strength of the US economy, consistent low readings on the inflation front, a lack of persistent wage growth, concerns over North Korea’s nuclear ambitions and questions about the Trump administration’s ability to pass fiscal legislation have all led to a robust investment environment for municipals and US-based fixed income in general.

The Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% at its June meeting. The target range stood at 1.00%–1.25% at period-end. The Fed also increased the discount rate by 0.25% to 1.75% in June. The Fed decided to raise interest rates at its June meeting due to the strength of the US jobs market and continued economic growth.

The central bank made no change to its short-term interest rate policy at its September meeting. In its most recent Federal Open Market Committee statement released on September 20, 2017, the Fed indicated that the labor market has continued to strengthen and that economic activity has been rising moderately so far during the year. The Committee also stated that on a 12-month basis, overall inflation excluding food and energy prices has declined. The Committee mentioned that it would begin implementing its balance sheet normalization program in October.

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/

Portfolio Composition
9/30/17
% of Total Investments*
Transportation	21.8%
Refunded**	19.2%
General Obligation	17.5%
Utilities	13.3%
Hospital & Health Care	9.2%
Subject to Government Appropriations	6.9%
Higher Education	5.7%
Tax-Supported	4.3%
Other Revenue	1.8%
Housing	0.3%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

California’s large and diverse economy continued to expand during the past six months under review. Universities and innovative businesses supported the state’s expansion. Job growth in the state outpaced that of the nation. However, unemployment increased from 4.9% in March 2017 to 5.1% at period-end, which was higher than the 4.2% national rate.7

According to independent credit rating agency Standard & Poor’s (S&P), several years of improving fiscal condition have enabled California to significantly increase funding for education, establish anti-poverty programs, retire debts and build budgetary reserves. Enactment of California’s fiscal-year 2018 budget extended the state’s recent track record of balanced fiscal operations.

California’s net tax-supported debt was $2,217 per capita and 4.2% of personal income, compared with the $1,006 and 2.5%

4. Source: The Bond Buyer, Thomson Reuters.

5. Source: Barclays Municipal Credit Research.

6. Source: Lipper US Fund Flows.

7. Source: Bureau of Labor Statistics.

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national medians, respectively.8 During the period under review, S&P assigned California’s general obligations bonds a rating of AA- with a stable outlook.9 The rating reflected S&P’s view on the state’s expanding economy, increasing budgetary reserve levels, strong overall liquidity and declining debt ratios. In contrast, S&P cited several challenges to the state, including high housing costs, a volatile revenue structure, retirement benefit liabilities and a large backlog of deferred maintenance and infrastructure needs. Nevertheless, the stable outlook reflected S&P’s view that California has brought its finances into structural alignment and generated modest operating surpluses.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds that ranged from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a very small portion of its assets in Puerto Rico bonds, which have traded materially lower following the recent hurricanes. Puerto Rico and its municipal issuers continue to experience significant financial difficulties and we continue to monitor developments affecting them.

Thank you for your continued participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

Dividend Distributions*
4/1/17–9/30/17
	Dividend per Share (cents)
Month	Class A	Class C	Class R6**	Advisor Class
April	2.26	1.92	—	2.31
May	2.26	1.92	—	2.31
June	2.26	1.91	—	2.31
July	2.26	1.91	—	2.31
August	2.26	1.91	—	2.31
September	2.21	1.86	2.28	2.27
Total	13.51	11.43	2.28	13.82

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8. Source: Moody’s Investors Service, State Government - US: Medians - Total State Debt Remains Essentially Flat in 2017, 5/3/17.

9. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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Performance Summary as of September 30, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]
A
6-Month	+2.93%	-1.47%
1-Year	-0.36%	-4.54%
5-Year	+20.63%	+2.94%
10-Year	+59.17%	+4.31%
Advisor
6-Month	+3.12%	+3.12%
1-Year	-0.14%	-0.14%
5-Year	+21.40%	+3.95%
10-Year	+60.74%	+4.86%

Share Class	Distribution Rate[3]	Taxable Equivalent Distribution Rate[4]	30-Day Standardized Yield[5]	Taxable Equivalent 30-Day Standardized Yield[4]
A	3.40%	6.91%	1.92%	3.90%
Advisor	3.66%	7.44%	2.10%	4.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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P E R F O R M A N C E   S U M M A R Y

Net Asset Value

Share Class (Symbol)	9/30/17	8/1/17	3/31/17	Change
A (FKTFX)	$7.46	N/A	$7.38	+$0.08
C (FRCTX)	$7.45	N/A	$7.36	+$0.09
R6 (FKTQX)	$7.45	$7.46	N/A	-$0.01
Advisor (FCAVX)	$7.45	N/A	$7.36	+$0.09

Distributions (4/1/17–9/30/17)

Share Class	Net Investment Income
A	$0.1351
C	$0.1143
R6 (8/1/17–9/30/17)	$0.0228
Advisor	$0.1382

Total Annual Operating Expenses6

Share Class
A	0.59%
Advisor	0.49%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/17.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/19/17 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 4/1/17[1]	Ending Account Value 9/30/17	Expenses Paid During Period[2,3]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[3]	Annualized Expense Ratio

A	$1,000	$1,029.30	$2.90	$1,022.21	$2.89	0.57%
C	$1,000	$1,027.90	$5.74	$1,019.40	$5.72	1.13%
R6	$1,000	$1,001.70	$0.74	$1,022.81	$2.28	0.45%
Advisor	$1,000	$1,031.20	$2.44	$1,022.66	$2.43	0.48%

1. For Classes A, C and Advisor, 4/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 4/1/17 for Hypothetical.

2. For Classes A, C and Advisor, 4/1/17–9/30/17. For Class R6, 8/1/17–9/30/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 60/365 for Actual Class R6 expenses to reflect the number of days since inception.

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Financial Highlights

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
		2017	2016	2015	2014	2013
Class A

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 7.38	$ 7.59	$ 7.60	$ 7.21	$ 7.50	$ 7.31

Income from investment operations[a]:
Net investment income[b]	0.13	0.27	0.29	0.31	0.32	0.31
Net realized and unrealized gains (losses)	0.09	(0.22)	(0.01)	0.39	(0.29)	0.19

Total from investment operations	0.22	0.05	0.28	0.70	0.03	0.50

Less distributions from net investment income	(0.14)	(0.26)	(0.29)	(0.31)	(0.32)	(0.31)

Net asset value, end of period	$ 7.46	$ 7.38	$ 7.59	$ 7.60	$ 7.21	$ 7.50

Total return[c]	2.93%	0.68%	3.82%	9.83%	0.56%	6.89%
Ratios to average net assets[d]
Expenses	0.57%	0.59%	0.57%	0.58%	0.57%	0.57%
Net investment income	3.53%	3.54%	3.87%	4.11%	4.47%	4.15%
Supplemental data
Net assets, end of period (000’s)	$12,586,017	$12,425,129	$11,836,310	$11,757,208	$10,997,355	$12,645,406
Portfolio turnover rate	6.26%	19.37%	8.77%	9.71%	20.33%	8.92%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

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F I N A N C I A L   H I G H L I G H T S

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
		2017	2016	2015	2014	2013
Class C
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 7.36	$ 7.58	$ 7.58	$ 7.19	$ 7.49	$ 7.30

Income from investment operations[a]:
Net investment income[b]	0.11	0.23	0.25	0.26	0.28	0.27
Net realized and unrealized gains (losses)	0.09	(0.23)	(—)[c]	0.39	(0.30)	0.19

Total from investment operations	0.20	—	0.25	0.65	(0.02)	0.46

Less distributions from net investment income	(0.11)	(0.22)	(0.25)	(0.26)	(0.28)	(0.27)

Net asset value, end of period	$ 7.45	$ 7.36	$ 7.58	$ 7.58	$ 7.19	$ 7.49

Total return[d]	2.79%	(0.02)%	3.39%	9.26%	(0.14)%	6.32%
Ratios to average net assets[e]
Expenses	1.13%	1.14%	1.13%	1.14%	1.13%	1.13%
Net investment income	2.97%	2.99%	3.31%	3.55%	3.91%	3.59%
Supplemental data
Net assets, end of period (000’s)	$1,627,939	$1,659,070	$1,442,032	$1,316,471	$1,143,138	$1,403,410
Portfolio turnover rate	6.26%	19.37%	8.77%	9.71%	20.33%	8.92%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

10	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

F R A N K L I N   C A L I F O R N I A    T A X - F R E E   I N C O M E   F U N D

F I N A N C I A L   H I G H L I G H T S

Period Ended September 30, 2017 (unaudited)[a]
Class R6
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 7.46

Income from investment operations[b]:
Net investment income[c]	0.05
Net realized and unrealized gains (losses)	(0.04)

Total from investment operations	0.01

Less distributions from net investment income	(0.02)

Net asset value, end of period	$ 7.45

Total return[d]	0.17%
Ratios to average net assets[e]
Expenses	0.45%
Net investment income	3.65%
Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	6.26%

aFor the period August 1, 2017 (effective date) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

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F I N A N C I A L   H I G H L I G H T S

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
		2017	2016	2015	2014	2013
Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 7.36	$ 7.58	$ 7.59	$ 7.20	$ 7.49	$ 7.30
Income from investment operations[a]:
Net investment income[b]	0.14	0.28	0.30	0.31	0.32	0.32
Net realized and unrealized gains (losses)	0.09	(0.23)	(0.01)	0.39	(0.28)	0.18
Total from investment operations	0.23	0.05	0.29	0.70	0.04	0.50
Less distributions from net investment income	(0.14)	(0.27)	(0.30)	(0.31)	(0.33)	(0.31)
Net asset value, end of period	$ 7.45	$ 7.36	$ 7.58	$ 7.59	$ 7.20	$ 7.49
Total return[c]	3.12%	0.65%	3.92%	9.95%	0.65%	7.00%
Ratios to average net assets[d]
Expenses	0.48%	0.49%	0.48%	0.49%	0.48%	0.48%
Net investment income	3.62%	3.64%	3.96%	4.20%	4.56%	4.24%
Supplemental data
Net assets, end of period (000’s)	$1,627,833	$1,463,633	$1,108,743	$908,763	$639,087	$756,542
Portfolio turnover rate	6.26%	19.37%	8.77%	9.71%	20.33%	8.92%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

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Statement of Investments, September 30, 2017 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.9%
California 96.0%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$380,000	$381,607
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging, Series A, California Mortgage Insured, Pre-Refunded, 5.65%, 8/15/38	9,000,000	9,365,760
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,517,875
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,499,190
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	9,577,433
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	19,938,836
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	10,899,600
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	18,999,400
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29	9,050,000	9,724,044
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	9,313,738
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21	110,000	110,342
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	12,718,400
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	25,030,665
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 10/01/21	64,660,000	64,660,000
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/22	81,685,000	81,685,000
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/23	70,015,000	70,015,000
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.40%, 10/01/24	43,770,000	43,770,000
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.45%, 10/01/25	57,960,000	57,960,000
Alameda County COP,
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/23	19,195,000	19,250,090
Alameda County Medical Center Project, NATL Insured, ETM, 5.30%, 6/01/26	7,000,000	7,022,260
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/28	8,925,000	8,951,329
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,548,260
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/27	3,035,000	2,279,315
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	2,029,171
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	2,081,273
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	1,874,036
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	7,402,200
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	40,188,850
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	20,695,000	21,298,673
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	38,470,863
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	8,918,850

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/24	$26,855,000	$22,944,643
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/26	29,430,000	23,051,930
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/27	22,860,000	17,235,297
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/28	14,425,000	10,457,115
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/29	24,810,000	17,259,325
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/32	13,665,000	8,229,473
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/33	37,070,000	21,176,979
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/34	24,970,000	13,522,004
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 3/01/37	15,080,000	7,125,149
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	6,846,316
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	11,750,000	13,459,742
Antioch USD, GO, Contra Costa County, School Facilities ID No. 1, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/36	3,130,000	3,377,959
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,928,083
Atwater PFA Wastewater Revenue, AGMC Insured, Pre-Refunded, 6.125%, 5/01/45	4,620,000	5,086,851
Auburn PFA Wastewater Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/39	1,880,000	2,019,646
Azusa RDA Tax Allocation, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000	8,836,706
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded, zero cpn., 8/01/28	5,810,000	3,225,189
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded, zero cpn., 8/01/36	11,410,000	3,797,476
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	25,000,000	3,619,750
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53	60,000,000	5,894,400
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,613,250
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	68,888,400
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	83,454,814
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	18,408,420
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	54,702,247
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	23,903,200
San Francisco Bay Area, Subordinate, Refunding, Series F-7, 4.00%, 4/01/47	62,000,000	65,048,540
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	94,260,000	99,443,357
San Francisco Bay Area, Subordinate, Series S-2, Pre-Refunded, 5.00%, 10/01/50	75,000,000	83,733,750
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	42,836,423
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48	27,355,000	32,693,602
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	39,657,750
Beaumont USD,
GO, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	4,540,580
GO, Election of 2008, Series C, AGMC Insured, 5.75%, 8/01/36	6,200,000	7,158,954

14	Semiannual Report	franklintempleton.com

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	$5,195,000	$5,199,727
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,663,948
California Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,529,168
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,357,488
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured, 5.125%, 4/01/31	880,000	896,007
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,572,375
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	11,478,410
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	19,856,956
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,806,620
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,152,180
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	8,712,550
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	11,593,660
Community Health Systems Inc., Series A, California Mortgage Insured, 5.80%, 8/01/25	625,000	626,856
El Camino Hospital, 4.125%, 2/01/47	11,000,000	11,304,260
El Camino Hospital, 5.00%, 2/01/47	12,500,000	14,236,750
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	720,000	722,527
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	26,423,500
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	402,552,150
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	38,460,600
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	12,000,000	13,809,000
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	14,758,718
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	3,705,000	3,718,783
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,211,800
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	22,753,600
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	38,269,885
Sutter Health, Refunding, Series A, 5.00%, 11/15/48	58,000,000	66,851,960
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,565,000	30,409,752
Sutter Health, Series A, Pre-Refunded, 5.00%, 8/15/38	30,300,000	31,375,044
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%, 11/01/41	8,000,000	9,208,720
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	13,460,000	17,226,377
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	65,360,221
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,709,675
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,218,288
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29	10,000,000	10,581,000
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	13,250,000	14,041,555
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 5.875%, 5/15/29	2,895,000	3,122,200
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/39	5,830,000	6,310,858
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,724,400

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	$10,000,000	$11,099,600
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47	11,000,000	12,332,540
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	5,907,634
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	5,490,755
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	2,947,283
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	3,744,141
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	4,790,140
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	4,573,036
Pepperdine University, Refunding, 5.00%, 10/01/49	13,060,000	14,995,231
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,780,667
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,527,789
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	33,556,474
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	75,155,776
Stanford University, Series U-4, 5.00%, 6/01/43	24,205,000	31,942,854
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	120,300,204
California State GO,
NATL Insured, 6.00%, 10/01/21	65,000	66,593
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,119,364
Pre-Refunded, 5.00%, 8/01/34	26,795,000	27,703,083
Various Purpose, 5.125%, 4/01/24	5,000	5,016
Various Purpose, 6.00%, 5/01/24	2,565,000	2,575,132
Various Purpose, 5.20%, 4/01/26	20,000	20,064
Various Purpose, 6.00%, 4/01/38	57,130,000	61,197,085
Various Purpose, 6.00%, 11/01/39	100,000,000	109,863,000
Various Purpose, 5.25%, 11/01/40	69,685,000	77,515,503
Various Purpose, AGMC Insured, 5.50%, 4/01/19	275,000	281,240
Various Purpose, AGMC Insured, 5.50%, 3/01/20	285,000	290,318
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	214,225
Various Purpose, FGIC Insured, 6.00%, 8/01/19	605,000	614,946
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,344,505
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	1,006,137
Various Purpose, Pre-Refunded, 5.25%, 3/01/38	56,060,000	57,074,125
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	259,855
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	27,900,250
Various Purpose, Refunding, 5.00%, 8/01/34	21,205,000	21,895,011
Various Purpose, Refunding, 5.25%, 3/01/38	2,985,000	3,035,387
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	27,452,750
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	17,223,350
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	95,987,100
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	50,872,828
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,883,750
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	26,025,525
Various Purpose, Refunding, 5.00%, 9/01/45	10,000,000	11,621,400
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	23,199,000

16	Semiannual Report	franklintempleton.com

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue,
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	$18,000,000	$19,614,240
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	54,195,000
Catholic Healthcare West, Series A, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,864,200
Cedars-Sinai Medical Center, Pre-Refunded, 5.00%, 8/15/39	4,200,000	4,510,674
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38	17,000,000	18,916,580
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	11,714,535
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	15,366,573
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,035,100
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,782,150
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	43,680,236
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/34	1,000,000	1,168,860
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,450,000	1,664,122
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/44	1,160,000	1,314,071
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,435,590
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	6,724,988
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	131,799
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	12,142,130
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	100,733,006
California State Municipal Finance Authority Revenue,
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45	13,145,000	15,318,263
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,160,770
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	13,500,000	15,101,235
Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	16,667,700
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,744,691
Eisenhower Medical Center, Refunding, Series A, 4.00%, 7/01/47	7,350,000	7,510,377
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,460,080
Eisenhower Medical Center, Refunding, Series B, 4.00%, 7/01/47	12,325,000	12,594,178
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,873,390
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,805,682
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	6,261,145
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,587,487
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	39,060,259
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,134,560
California State PCFA Revenue, San Jose Water Company Project, 4.75%, 11/01/46	15,000,000	16,228,650
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	1,941,246
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	19,030,710
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	54,705,102
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	20,287,313
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	32,628,770
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25	8,700,000	9,623,679
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35	10,000,000	11,180,500
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.75%, 10/01/30	100,000,000	109,461,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	45,581,200
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	55,556,000
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,935,000

franklintempleton.com	Semiannual Report	17

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	$23,000,000	$26,870,900
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	34,237,085
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	33,110,500
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,712,590
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	37,220,362
Systemwide, Refunding, Series A, 5.00%, 11/01/47	63,000,000	73,706,220
Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	110,000	112,379
Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	4,890,000	5,006,675
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	2,200,000	2,204,092
COP, NATL Insured, 5.125%, 4/01/23	6,000,000	6,005,520
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,476,300
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,586,440
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	16,640,000	17,072,307
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	20,396,435
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	60,536,560
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/28	17,215,000	18,003,447
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/33	20,000,000	20,916,000
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 5.75%, 8/15/38	36,500,000	38,014,750
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,362,730
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 10/01/37	4,000,000	4,000,000
Henry Mayo Newhall Memorial Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	8,142,617
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	600,000	601,698
Insured Health Facility, North County Serenity House Inc., Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,180,000	3,190,144
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	100,237,457
Lodi Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 12/01/37	20,000,000	20,132,800
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	12,000,000	13,001,640
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29	20,015,000	22,052,527
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	37,455,000	41,352,567
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,343,520
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,308,280
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,488,010
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	29,600,000	30,657,904
St. Joseph Health System, Series C, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	12,000,000	12,428,880
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	35,300,000	36,431,012
Sutter Health, Series B, Pre-Refunded, 5.25%, 11/15/48	63,255,000	64,942,643
Sutter Health, Series C, AGMC Insured, Pre-Refunded, 5.05%, 8/15/38	15,000,000	15,532,050
Sutter Health, Series C, Pre-Refunded, 5.00%, 11/15/38	23,925,000	24,526,714
California Statewide CDA Revenue COP, Insured Health Facilities, UniHealth America, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	10,775,000	12,051,730
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.50%, 5/15/26	9,500,000	9,771,035
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/40	59,000,000	60,864,400
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.125%, 5/15/31	8,000,000	8,768,160

18	Semiannual Report	franklintempleton.com

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Student Housing Revenue, (continued)
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.375%, 5/15/38	$8,500,000	$9,287,440
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A, AGMC Insured, 5.25%, 10/01/24	275,000	275,833
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,829,600
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,957,962
Carlsbad USD,
COP, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34	14,000,000	15,103,060
COP, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41	3,880,000	4,185,705
GO, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	15,331,960
GO, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	29,889,090
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,093,580
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,935,212
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,436,394
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	19,412,147
Central USD,
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	3,000,000	3,244,440
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 8/01/33	3,500,000	3,793,055
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,712,838
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,228,450
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,707,850
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,799,263
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32	4,000,000	4,010,680
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,871,920
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	18,786,950
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	4,004,160
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	3,829,680
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	3,140,475
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	3,467,000
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,000,000	5,407,400
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,750,000	6,218,510
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,274,740

franklintempleton.com	Semiannual Report	19

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Colton Joint USD,
GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	$16,365,000	$6,323,109
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/34.	10,665,000	11,509,881
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,811,100
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	12,127,126
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,812,700
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,374,347
Coronado CDA Tax Allocation,
Coronado Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,708,748
Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,131,755
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	2,074,637
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,277,094
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,192,184
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,902,892
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,906,925
GO, Riverside County, Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/34	12,000,000	12,438,600
GO, Riverside County, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 5.50%, 8/01/39	7,500,000	8,103,975
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	22,607,600
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,079,240
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,889,935
Cudahy RDA Allocation, Refunding, Series C, 6.00%, 10/01/27	5,980,000	6,038,843
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,945,411
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	10,110,514
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,745,647
Desert Sands USD, COP, Financing Project, AGMC Insured, Pre-Refunded, 5.75%, 3/01/24	10,000,000	10,199,300
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-2, 5.00%, 6/01/38	12,060,000	15,542,807
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Green Bonds, Series A, 5.00%, 6/01/42	20,295,000	24,088,541
Alameda and Contra Costa Counties, Green Bonds, Series A, 4.00%, 6/01/45	20,500,000	21,782,890
Alameda and Contra Costa Counties, Green Bonds, Series A, 5.00%, 6/01/45	18,350,000	21,694,654
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,584,800
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,612,779
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,886,640
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	9,534,021
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%, 7/01/46	30,705,000	35,262,236
El Monte UHSD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre- Refunded, 5.50%, 6/01/34	11,355,000	12,198,449
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,698,555
Elsinore Valley Municipal Water District COP, Series A, BHAC Insured, Pre-Refunded, 5.00%, 7/01/29 .	7,245,000	7,463,727
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,802,050
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,708,250

20	Semiannual Report	franklintempleton.com

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	$10,380,000	$2,614,930
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,617,155
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27	12,500,000	12,757,875
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	18,895,387
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	33,752,902
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	23,258,499
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	31,764,600
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	33,559,337
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	44,224,700
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	86,061,640
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	29,037,628
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,308,297
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	64,818,166
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	18,079,773
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	19,988,023
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	12,411,000
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,579,080
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	26,852,196
Refunding, Series A, 5.75%, 1/15/46	260,000,000	298,568,400
Refunding, Series A, 6.00%, 1/15/49	305,000,000	353,620,050
Refunding, Series A, 6.00%, 1/15/53	190,000,000	219,702,700
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,197,900
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,861,318
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	1,196,125
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	1,105,089
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,905,025
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured, 5.00%, 8/01/44	5,000,000	5,550,600
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	11,033,720
GO, Capital Appreciation, Election of 2010, Series B, zero cpn., Refunding, 8/01/41	35,000,000	8,326,500
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,289,631
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,452,040
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/31	2,500,000	2,851,725
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,668,794
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28	15,000,000	10,280,250
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,014,350
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Senior, Series A, 5.75%, 6/01/47	72,885,000	73,040,245
Asset-Backed, Senior, Series A-1, 5.125%, 6/01/47	5,000,000	4,943,250
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	28,823,750
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	242,665,295
Asset-Backed, Series A, 5.00%, 6/01/45	144,305,000	164,024,278

franklintempleton.com	Semiannual Report	21

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Grand Terrace CRDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%, 9/01/33	$10,000,000	$10,869,100
Grossmont UHSD,
GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	4,400,885
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	1,440,000	1,544,314
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%, 8/01/33	7,510,000	8,087,970
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47	15,655,000	16,393,603
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	21,589,600
Hawthorne School District GO,
Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	10,106,649
Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,061,540
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,639,390
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%, 8/01/34	7,750,000	8,603,353
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL Insured, zero cpn., 8/01/28	10,005,000	6,946,472
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,200,800
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,769,481
Refunding, Assured Guaranty, 5.25%, 10/01/39	7,590,000	7,948,552
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	36,821,050
Irvine USD Financing Authority Special Tax,
Group II, Series A, Pre-Refunded, 5.00%, 9/01/26	1,720,000	1,782,384
Group II, Series A, Pre-Refunded, 5.125%, 9/01/36	6,305,000	6,540,807
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,884,310
CFD No. 09-1, Series D, 5.00%, 3/01/57	10,000,000	11,000,400
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,733,353
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,000,975
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,732,430
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,480,160
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,364,960
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,604,059
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,705,010
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	2,039,220
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1, Refunding, 6.10%, 6/01/22	575,000	576,811
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,785,151
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,757,200
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,709,000
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	3,549,473
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	42,327,613

22	Semiannual Report	franklintempleton.com

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	$5,495,000	$4,447,543
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,649,360
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	11,010,702
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,511,802
Lemon Grove School District GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	5,115,263
Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,243,787
Live Oak School District COP,
Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	1,245,000	1,346,443
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,470,328
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	2,992,688
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	19,456,183
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	15,682,200
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 8.25%, 12/01/38	35,000,000	35,408,800
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	9,869,920
Series A, 5.00%, 11/15/29	17,465,000	20,775,665
Series A, 5.50%, 11/15/30	5,000,000	6,223,800
Series A, 5.00%, 11/15/35	69,800,000	84,282,104
Series A, 5.50%, 11/15/37	35,000,000	44,928,450
Los Angeles Community College District GO,
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	25,836,750
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	20,669,400
Refunding, 5.00%, 8/01/38	10,000,000	11,684,200
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	21,240,201
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	12,999,669
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	33,131,366
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	11,698,000
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20, Green Bonds, Refunding, Series A, 4.00%, 10/01/42	26,430,000	27,504,379
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	19,665,130
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	14,914,200
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,231,801
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	87,589,600
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	32,756,700
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,418,930
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/42	10,000,000	11,515,300
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	23,000,000	26,382,380
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	14,273,375
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	60,090,340
Los Angeles International Airport, Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	16,419,680
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33	66,020,000	77,130,506
Power System, Refunding, Series A, 5.00%, 7/01/34	53,105,000	61,812,096
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,527,389
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,585,078
Power System, Refunding, Series A, 5.00%, 7/01/46	22,000,000	25,400,100

franklintempleton.com	Semiannual Report	23

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue, (continued)
Power System, Series A, 5.00%, 7/01/42	$120,000,000	$140,301,600
Power System, Series A, 5.00%, 7/01/47	125,000,000	145,706,250
Power System, Series A, Subseries A-1, 5.25%, 7/01/38	10,000,000	10,315,000
Power System, Series B, 5.00%, 7/01/35	11,995,000	14,118,475
Power System, Series B, 5.00%, 7/01/43	62,000,000	70,523,140
Power System, Series C, 5.00%, 7/01/42	41,155,000	48,635,333
Power System, Series C, 5.00%, 7/01/47	52,275,000	61,339,485
Power System, Series D, 5.00%, 7/01/44	51,940,000	59,121,744
Power System, Series E, 5.00%, 7/01/39	13,950,000	16,139,173
Power System, Series E, 5.00%, 7/01/44	34,000,000	38,701,180
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	91,463,807
Water System, Refunding, Series A, 5.00%, 7/01/46	37,255,000	43,012,760
Water System, Series A, 5.00%, 7/01/44	50,000,000	56,913,500
Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,692,148
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	345,000	346,584
Los Angeles USD,
GO, Election of 2004, Series I, 5.00%, 7/01/29	10,000,000	10,679,000
GO, Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	39,222,920
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,402,775
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,191,536
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,303,020
Series A, Pre-Refunded, 5.00%, 6/01/39	25,000,000	26,651,500
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,112,831
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	16,713,005
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	8,500,000	8,514,110
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,558,575
Marin Healthcare District GO, Election of 2013, Series A, 4.00%, 8/01/47	15,000,000	15,887,550
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,588,496
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	8,403,450
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%, 7/01/40	10,000,000	11,642,800
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	11,790,000	13,105,410
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,129,859
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	9,692,079
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	9,980,393
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	2,790,369
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	20,377,000
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	12,867,157
Moorpark USD,
COP, Assured Guaranty, Pre-Refunded, 5.625%, 11/01/28	2,180,000	2,386,315
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	3,524,524

24	Semiannual Report	franklintempleton.com

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	$6,315,000	$5,132,895
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,216,326
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	32,813,768
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	44,247,500
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	35,736,000
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	7,210,060
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	13,401,480
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	655,000	655,969
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	21,945,200
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	2,830,000	3,284,640
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero cpn., 6/01/41	36,240,000	8,059,051
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/49	1,895,000	2,060,320
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	10,722,334
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	7,902,199
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	4,708,208
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	3,339,635
GO, San Diego County, Election of 2008, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,175,950
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,396,680
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%, 8/01/46	11,765,000	13,559,633
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,726,581
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	16,999,265
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,174,116
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,352,606
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%, 10/01/40	7,500,000	8,434,350
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	11,072,057
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	65,772,916
Election of 2006, Series C, 5.00%, 8/01/44	35,120,000	40,223,638
Palomar Pomerado Health COP, Pre-Refunded, 6.75%, 11/01/39	30,000,000	33,531,600
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	43,570,800
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	69,706,200
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43	32,000,000	7,265,280
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	28,000,000	4,263,560
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,378,517
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,714,257
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	23,326,375

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/22	$1,900,000	$1,722,654
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/23	1,985,000	1,744,339
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/24	2,075,000	1,764,290
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/25	2,170,000	1,776,839
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/26	2,265,000	1,789,056
Perris CFD No. 93-1 Special Tax, May Ranch, Series A, AMBAC Insured, 5.125%, 8/15/23	2,610,000	2,611,409
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,400,120
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,214,333
Perris UHSD, GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,624,300
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%, 9/01/46	9,980,000	11,598,157
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	10,466,911
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	29,295,064
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	24,610,900
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,402,480
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,900,320
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/33	5,675,000	6,111,748
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,230,000	1,233,100
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	12,765,313
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	14,086,937
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,413,776
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn., 8/01/46	45,000,000	14,341,050
Rancho Water District Financing Authority Revenue, Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/18	13,605,000	13,467,045
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,145,662
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	3,415,000	3,250,841
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	25,864,380
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.875%, 8/01/37	24,000,000	25,876,560
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	5,396,600
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to 8/01/18, 5.00% thereafter, 8/01/42	2,315,000	2,646,253
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to 8/01/18, 5.00% thereafter, 8/01/42	705,000	738,741

26	Semiannual Report	franklintempleton.com

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/23	$14,160,000	$12,503,280
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/24	13,005,000	11,116,154
Riverside County SFMR,
Capital Appreciation Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	23,466,262
Capital Appreciation Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	23,517,317
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,846,460
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,162,200
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,384,700
Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,510,506
Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,041,932
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	28,595,500
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	12,695,715
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded, 7.00%, 9/01/39	8,865,000	9,860,274
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,859,622
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	7,037,646
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	7,071,595
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	12,414,230
Rohnert Park Community Development Commission Tax Allocation Revenue,
Redevelopment Project, Series R, NATL Insured, 5.00%, 8/01/37	3,620,000	3,621,701
Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,382,829
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,013
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,770,900
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/32	5,000,000	5,000,000
Consolidated, Capital AD, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/37	8,715,000	8,715,000
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	20,841,600
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,178,700
Senior, 5.00%, 7/01/40	9,000,000	9,772,650
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,594,600
Senior, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/41	10,000,000	10,301,900
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	20,610,200
Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	16,877,981
Subordinate, Refunding, Series B, 5.00%, 7/01/41	9,000,000	10,322,820
Sacramento County Sanitation Districts Financing Authority Revenue,
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36	13,220,000	13,255,826
Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,450,500
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,660,363
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	6,102,038
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	20,059,075
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,077,873
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	17,055,000	13,463,899

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL Insured, 5.70%, 1/01/23	$4,985,000	$5,001,251
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,574,570
Series C, 5.00%, 1/01/44	10,840,000	12,137,765
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,657,397
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to 8/01/19, 6.00% thereafter, 8/01/33	26,880,000	30,980,813
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,312,500
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,333,126
Subordinate, Refunding, Series A, 5.00%, 7/01/27.	11,565,000	12,741,160
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	25,000,000	29,070,750
Series A, 5.00%, 4/01/44	54,915,000	63,204,419
Series A, 5.00%, 4/01/48	20,000,000	22,761,600
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,566,835
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,836,456
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	10,060,931
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	121,692,937
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	23,239,392
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	49,376,924
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	64,984,095
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	65,152,074
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	39,600,427
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	14,988,090
San Francisco BART District GO, Election of 2016, Refunding, Series A-1, 5.00%, 8/01/47	15,000,000	17,746,800
San Francisco City and County Airport Commission International Airport Revenue,
Second Series, Series B, 5.00%, 5/01/44	31,000,000	34,951,570
Second Series, Series B, 5.00%, 5/01/46	112,500,000	127,762,875
Second Series, Series C, 5.00%, 5/01/46	1,000,000	1,148,620
San Francisco City and County Public Utilities Commission Water Revenue,
Refunding, Series A, 5.00%, 11/01/36	5,000,000	5,824,200
Sub-Series A, 5.00%, 11/01/36	23,490,000	26,634,841
Sub-Series A, 5.00%, 11/01/41	5,800,000	6,548,432
Sub-Series A, 5.00%, 11/01/43	71,735,000	80,969,447
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,571,100
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	3,530,000	2,844,721
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	1,850,000	1,459,225
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,806,638
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	13,232,760

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31	$10,475,000	$4,890,987
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,682,463
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	10,271,029
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	99,501,465
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	134,447,123
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	154,001,649
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	137,275,582
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	137,625,322
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	4,988,127
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	26,619,635
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	28,332,505
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	138,481,250
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	474,036,300
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,435,000
Refunding, Series A, 5.00%, 3/01/47	20,000,000	22,748,200
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,558,000
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,939,719
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,085,309
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,772,128
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A, AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,014,550
San JoseGO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,634,452
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,887,710
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,297,981
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,352,469
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,036,212
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	3,515,000	3,674,194
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	29,890,702
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,511,924
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,431,166
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	11,716,200
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,670,500
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	5,825,176
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,433,265
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	11,932,208
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	14,280,454
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	14,316,291
San Luis Obispo County Financing Authority Revenue,
Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,474,800
Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	525,000	526,449
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	18,315,000
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 8/15/40	15,635,000	17,365,013

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	$6,080,000	$5,089,264
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	12,659,893
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,632,600
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,660,853
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,558,723
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,244,506
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	10,540,100
Santa Ana CRDA Tax Allocation,
Merged Project Area, Refunding, Series A, 6.25%, 9/01/24	7,005,000	8,097,150
Merged Project Area, Refunding, Series A, 6.75%, 9/01/28	13,500,000	15,862,770
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	11,371,926
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,925,000	1,910,640
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36	5,000,000	5,561,350
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	23,010,600
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%, 8/01/37	14,230,000	14,789,808
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,397,203
Series A, 5.00%, 2/01/50	21,050,000	23,117,110
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%, 10/01/48	15,460,000	16,156,164
Santee School District GO,
Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/38	1,000,000	1,033,470
Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/48	5,250,000	5,425,718
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,189,640
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,630,170
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn., 8/01/42	49,000,000	17,073,560
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC Insured, 5.00%, 12/01/45	10,000,000	11,344,900
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	14,401,213
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	13,176,532
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	20,969,725
Southern California Water Replenishment District Financing Authority Revenue, Refunding, 5.00%, 8/01/41	10,000,000	11,483,400
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	22,870,000	26,129,890
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,657,539
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,645,243
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,652,604
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,646,327
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,340,900
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,453,688
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,873,076

30	Semiannual Report	franklintempleton.com

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	$3,280,000	$3,777,838
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,531,134
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.625%, 8/01/47	10,000,000	10,390,400
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,061,700
Trabuco Canyon PFA, Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19	1,715,000	1,816,254
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,376,635
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,527,200
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,731,259
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,750,319
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,713,050
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,363,064
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,637,335
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	11,879,318
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,708,780
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	4,529,195
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	4,647,123
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	84,771,000
Refunding, Series L, 5.00%, 5/15/47	49,575,000	56,688,517
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,710,702
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	28,950,838
Limited Project, Series M, 5.00%, 5/15/47	88,000,000	102,525,280
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	16,051,453
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	38,642,669
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	20,878,397
Val Verde USD,
COP, Riverside County, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,345,658
GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,030,450
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	16,911,150
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,835,000	3,849,918
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	565,000	565,441
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/34	28,350,000	30,403,674
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC Insured, 5.00%, 9/01/37	3,020,000	3,408,463
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	5,647,571
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	3,692,725
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	16,944,600

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S T A T E M E N T   O F   I N V E S T M E  N T S   ( U N A U D I T E D )

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	$11,000,000	$11,851,400
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,678,700
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,794,040
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	10,143,128
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,392,610
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,420,025
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	5,844,761
Western Placer USD,
COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,110,190
COP, Refinancing Project, Series B, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/47	10,275,000	10,629,487
Western Riverside Water and Wastewater Financing Authority Revenue,
Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,883,088
Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,691,575
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/34	18,980,000	20,354,911
Wiseburn School District GO,
Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	10,412,950
Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	11,658,600
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	5,000,000	5,167,350

		15,214,101,085

U.S. Territories 1.9%
Puerto Rico 1.9%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	7,210,000	7,217,282
Asset-Backed, Refunding, 5.625%, 5/15/43	25,500,000	25,528,050
Puerto Rico Commonwealth GO,
[a] Public Improvement, Refunding, Series A, 5.50%, 7/01/32	30,000,000	13,912,500
[a] Public Improvement, Refunding, Series A, 5.75%, 7/01/41	20,485,000	9,525,525
[a] Public Improvement, Refunding, Series E, 5.50%, 7/01/31	18,980,000	8,801,975
Public Improvement, Refunding, Sub-Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	21,905,520
[a] Public Improvement, Series A, 5.125%, 7/01/28	10,000,000	4,550,000
[a] Public Improvement, Series A, 5.125%, 7/01/31	62,780,000	29,506,600
[a] Public Improvement, Series A, 6.00%, 7/01/38	10,000,000	4,750,000
[a]Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%	9,475,000	759,895
[a]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	9,675,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	11,610,000
Series A, 7.00%, 7/01/33	50,000,000	24,187,500
Series WW, 5.00%, 7/01/28	12,030,000	5,819,513
Series WW, 5.25%, 7/01/33	32,250,000	15,600,937
Series XX, 5.25%, 7/01/40	14,000,000	6,772,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	5,865,000
Puerto Rico PBA Guaranteed Revenue,
[a]Government Facilities, Refunding, Series D, 5.375%, 7/01/33	26,510,000	11,498,712
Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	22,107,616
[a]Government Facilities, Refunding, Series N, 5.00%, 7/01/37	10,925,000	4,725,063

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S T A T E M E N T   O F   I N V E S T  M E N T S   ( U N A U D I T E D )

		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories (continued)
	Puerto Rico (continued)
	Puerto Rico PBA Guaranteed Revenue, (continued)
	[a]Government Facilities, Series S, 6.00%, 7/01/41	$32,840,000	$14,367,500
a	Puerto Rico Sales Tax FICO Sales Tax Revenue,
	Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	80,000,000	17,000,000
	First Subordinate, Series A, 5.75%, 8/01/37	10,000,000	2,100,000
	First Subordinate, Series A, 5.375%, 8/01/39	10,000,000	2,100,000
	First Subordinate, Series A, 5.50%, 8/01/42	10,000,000	2,100,000
	First Subordinate, Series C, 5.50%, 8/01/40	50,000,000	10,500,000
	Series A, 5.25%, 8/01/57	10,000,000	5,525,000

			298,011,688

	U.S. Virgin Islands 0.0%†
	Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	5,000,000	3,262,500

	Total U.S. Territories		301,274,188

	Total Municipal Bonds before Short Term Investments (Cost $14,103,052,143)		15,515,375,273

	Short Term Investments 1.0%
	Municipal Bonds 1.0%
	California 1.0%
b	California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Facility Bonds, Series B, Daily VRDN and Put, 0.84%, 11/01/35	20,605,000	20,605,000
b	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 0.86%, 10/01/41	200,000	200,000
	Los Angeles County Revenue, TRAN, Refunding, 5.00%, 6/29/18	49,000,000	50,479,800
b	Los Angeles Department of Water and Power Revenue, Power System, Refunding, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 0.87%, 7/01/35	38,500,000	38,500,000
	Los Angeles GO, TRAN, Series A, 5.00%, 6/28/18	28,000,000	28,844,760
b	The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 0.89%, 7/01/35	18,400,000	18,400,000

	Total Short Term Investments (Cost $157,026,513)		157,029,560

	Total Investments (Cost $14,260,078,656) 98.9%		15,672,404,833
	Other Assets, less Liabilities 1.1%		169,389,193

	Net Assets 100.0%		$15,841,794,026

See Abbreviations on page 43.

†Rounds to less than 0.1% of net assets.

aSee Note 6 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$14,260,078,656
Value - Unaffiliated issuers	$15,672,404,833
Cash	49,068
Receivables:
Capital shares sold	17,868,006
Interest	171,073,862
Other assets	5,947
Total assets	15,861,401,716
Liabilities:
Payables:
Capital shares redeemed	9,411,619
Management fees	5,798,511
Distribution fees	3,777,921
Transfer agent fees	496,099
Trustees’ fees and expenses	7,518
Accrued expenses and other liabilities	116,022
Total liabilities	19,607,690
Net assets, at value	$15,841,794,026
Net assets consist of:
Paid-in capital	$14,851,522,350
Undistributed net investment income	18,503,453
Net unrealized appreciation (depreciation)	1,412,326,177
Accumulated net realized gain (loss)	(440,557,954)
Net assets, at value	$15,841,794,026

Class A:
Net assets, at value	$12,586,017,307
Shares outstanding	1,686,324,922
Net asset value per share[a]	$7.46
Maximum offering price per share (net asset value per share ÷ 95.75%)	$7.79

Class C:
Net assets, at value	$ 1,627,938,648
Shares outstanding	218,557,004
Net asset value and maximum offering price per share[a]	$7.45

Class R6:
Net assets, at value	$ 4,993
Shares outstanding	670
Net asset value and maximum offering price per share	$7.45

Advisor Class:
Net assets, at value	$ 1,627,833,078
Shares outstanding	218,492,450
Net asset value and maximum offering price per share	$ 7.45

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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F I N A N C I A L   S T A T E M E N T S

Statement of Operations

for the six months ended September 30, 2017 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$325,030,370
Expenses:
Management fees (Note 3a)	34,751,926
Distribution fees: (Note 3c)
Class A	5,985,808
Class C	5,360,144
Transfer agent fees: (Note 3e)
Class A	1,810,611
Class C	236,668
Advisor Class	225,141
Custodian fees	65,989
Reports to shareholders	116,686
Registration and filing fees	42,752
Professional fees	528,824
Trustees’ fees and expenses	75,449
Other	240,658
Total expenses	49,440,656
Net investment income	275,589,714
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(29,988,115)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	219,794,935
Net realized and unrealized gain (loss)	189,806,820
Net increase (decrease) in net assets resulting from operations	$465,396,534

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F I N A N C I A L   S T A T E M E N T S

Statements of Changes in Net Assets

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 275,589,714	$ 532,635,976
Net realized gain (loss)	(29,988,115)	(131,547,391)
Net change in unrealized appreciation (depreciation)	219,794,935	(368,463,584)
Net increase (decrease) in net assets resulting from operations	465,396,534	32,625,001
Distributions to shareholders from:
Net investment income:
Class A	(227,581,462)	(431,162,576)
Class C	(25,222,922)	(46,896,440)
Class R6	(15)	—
Advisor Class	(28,755,863)	(45,745,403)
Total distributions to shareholders.	(281,560,262)	(523,804,419)
Capital share transactions: (Note 2)
Class A	14,122,993	982,740,167
Class C	(50,770,412)	271,665,967
Class R6	5,000	—
Advisor Class	146,769,053	397,519,619
Total capital share transactions	110,126,634	1,651,925,753
Net increase (decrease) in net assets	293,962,906	1,160,746,335
Net assets:
Beginning of period	15,547,831,120	14,387,084,785
End of period	$15,841,794,026	$15,547,831,120
Undistributed net investment income included in net assets:
End of period	$ 18,503,453	$ 24,474,001

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

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Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Fund began offering a new class of shares, Class R6.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.   Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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N O T E S   T O   F I N A N C I A L   S  T A T E M E N T S   ( U N A U D I T E D )

1.  Organization and Significant Accounting Policies (continued)

c.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.   Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.   Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At September 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	67,057,505	$501,042,194	138,111,775	$1,228,390,202
Shares issued in reinvestment of distributions	24,905,464	185,321,297	46,250,683	349,247,848
Shares issued on reorganization	—	—	183,132,097	1,218,817,365
Shares redeemed	(90,098,963)	(672,240,498)	(242,199,683)	(1,813,715,248)
Net increase (decrease)	1,864,006	$14,122,993	125,294,872	$982,740,167

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N O T E S   T O   F I N A N C I A L    S T A T E M E N T S   ( U N A U D I T E D )

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	13,987,848	$104,319,709	41,642,029	$339,929,545
Shares issued in reinvestment of distributions	2,966,542	22,039,049	5,306,351	39,987,177
Shares issued on reorganization	—	—	23,217,403	154,318,083
Shares redeemed	(23,764,418)	(177,129,170)	(35,162,592)	(262,568,838)
Net increase (decrease)	(6,810,028)	$(50,770,412)	35,003,191	$271,665,967
Class R6 Shares[a]:
Shares sold	670	$5,000	—	$—
Advisor Class Shares:
Shares sold	35,219,740	$262,422,642	84,142,552	$639,006,707
Shares issued in reinvestment of distributions	3,176,639	23,594,961	4,796,170	36,121,080
Shares issued on reorganization	—	—	8,099,297	53,833,593
Shares redeemed	(18,685,412)	(139,248,550)	(44,567,844)	(331,441,761)
Net increase (decrease)	19,710,967	$146,769,053	52,470,175	$397,519,619

aFor the period August 1, 2017 (effective date) to September 30, 2017.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended September 30, 2017, the annualized effective investment management fee rate was 0.439% of the Fund’s average daily net assets.

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N O T E S   T O   F I N A N C I A L   S  T A T E M E N T S   ( U N A U D I T E D )

3.  Transactions with Affiliates (continued)

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$677,982
CDSC retained	$85,788

e.   Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended September 30, 2017, the Fund paid transfer agent fees of $2,272,420, of which $778,338 was retained by Investor Services.

f.   Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended September 30, 2017, these purchase and sale transactions aggregated $158,600,000 and $21,700,000, respectively.

4.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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N O T E S   T O   F I N A N C I A L    S T A T E M E N T S   ( U N A U D I T E D )

At March 31, 2017, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$7,170,324
Capital loss carryforwards not subject to expiration:
Short term	272,920,513
Long term	122,749,847

Total capital loss carryforwards	$402,840,684[a]

aIncludes $28,194,657 from the merged Franklin California Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,273,190,956

Unrealized appreciation	$1,752,863,367
Unrealized depreciation	(353,649,490)

Net unrealized appreciation (depreciation)	$1,399,213,877

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2017, aggregated $1,212,406,005 and $966,310,220, respectively.

6. Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2017, the aggregate value of these securities was $215,388,220, representing 1.4% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

7. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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8. Credit Facility (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Abbreviations

Selected Portfolio

ABAG	The Association of Bay Area Governments	LOC	Letter of Credit
AD	Assessment District	MFHR	Multi-Family Housing Revenue
AGMC	Assured Guaranty Municipal Corp.	MTA	Metropolitan Transit Authority
AMBAC	American Municipal Bond Assurance Corp.	MUD	Municipal Utility District
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
BART	Bay Area Rapid Transit	NATL RE	National Public Financial Guarantee Corp. Reinsured
BHAC	Berkshire Hathaway Assurance Corp.	PBA	Public Building Authority
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority
ETM	Escrow to Maturity	SFMR	Single Family Mortgage Revenue
FGIC	Financial Guaranty Insurance Co.	SPA	Standby Purchase Agreement
FHA	Federal Housing Authority/Agency	SRF	State Revolving Fund
FICO	Financing Corp.	TRAN	Tax and Revenue Anticipation Note
GNMA	Government National Mortgage Association	UHSD	Unified/Union High School District
GO	General Obligation	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance
IDR	Industrial Development Revenue

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Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin California Tax-Free Income Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	112 S 11/17

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                    N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                    N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                    N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                    N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By	/s/ Matthew T. Hinkle

Matthew T. Hinkle Chief Executive Officer - Finance and Administration
Date	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle

Matthew T. Hinkle Chief Executive Officer - Finance and Administration
Date	November 27, 2017

By	/s/ Gaston Gardey

Gaston Gardey Chief Financial Officer and Chief Accounting Officer
Date	November 27, 2017